Non-controlling interests (Tables)	9 Months Ended
Sep. 30, 2026
Non-controlling interests [abstract]
Schedule of reconciliation of non controlling interest	Reconciliation of non-controlling interest is as follows:
$
Balance, December 31, 2025	(1,821,860)
Net loss for the period	(210,425)
Balance, September 30, 2026	(2,032,285)